 Exhibit 99.1

GSMSC Resecuritization Trust 2015-4R
Resecuritization Trust Securities, Series 2015-4R
Report To:
GS Mortgage Securities Corp.
 Goldman, Sachs & Co.
16 June 2015

Ernst & Young LLPTel: +1 212 773 3000 5 Times Square ey.com New York, NY 1036
Report of Independent Accountants on Applying Agreed-Upon Procedures
GS Mortgage Securities Corp.
Goldman, Sachs & Co.
200 West Street
 New York, New York 10282
Re:	GSMSC Resecuritization Trust 2015-4R (the “Issuing Entity”) Resecuritization Trust Securities, Series 2015-4R (the “Securities”)
We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Deposited Underlying Certificate (as defined in Attachment A) that secures the Securities.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our associated findings are in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the information described below:
a.	A copy of the offering document relating to the Deposited Underlying Certificate (the “Underlying Offering Document”),
b.	A copy of the trust agreement relating to the Deposited Underlying Certificate (the “Underlying Trust Agreement”),
c.
Copies of certain trustee reports relating to the Deposited Underlying Certificate (the “Underlying Trustee Reports,” together with the Underlying Offering Document and Underlying Trust Agreement, the “Underlying Transaction Documents”) for all distribution dates (each an “Underlying Distribution Date”) prior to the Underlying Distribution Date occurring in June 2015 and

d.	Instructions which are described in Attachment A, relating to certain information on the Underlying Trustee Reports to perform the procedures described in Attachment A.

Additionally, for the purpose of the procedures described in this report, the Depositor instructed us to obtain certain electronic data files (if available) (the “Loan Level Data Files”) for the Underlying Trust (as defined in Attachment A) from the web‑site “https://www.ctslink.com/,” that the Depositor indicated contain certain information related to the monthly distributions of the Underlying Mortgage Loans (as defined in Attachment A).

The procedures in Attachment A were limited to a recalculation of certain information that is further described in Attachment A.  The Depositor is responsible for providing the Underlying Transaction Documents and the Loan Level Data Files.  We have addressed ourselves solely to the information and procedures in Attachment A and make no representation regarding the adequacy of the information in the Underlying Transaction Documents or the Loan Level Data Files or regarding whether any material facts have been omitted therefrom.  Except as described in Attachment A, we were not requested to perform and we have not performed any further procedures with respect to the preparation or verification of any of the information set forth in the Underlying Transaction Documents or the Loan Level Data Files and we make no representation as to the accuracy, completeness or reasonableness of the information contained therein.  We have not verified the accuracy, completeness or reasonableness of the information provided to us by the Depositor, or obtained by us based on instructions from the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Deposited Underlying Certificate or Underlying Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any information and assumptions provided to us by the Depositor or obtained by us based upon instructions from the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Deposited Underlying Certificate or Underlying Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Deposited Underlying Certificate,
iii.	Whether the originators of the Deposited Underlying Certificate or Underlying Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Deposited Underlying Certificate or Underlying Mortgage Loans that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

16 June 2015

Attachment A

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:
a.
The assets of the Issuing Entity consist primarily of a previously issued security that is a mortgage-pass-through certificate (the “Deposited Underlying Certificate”) which is listed in the table below,

b.	The Deposited Underlying Certificate represents a beneficial ownership interest in a trust (the “Underlying Trust”), which is listed in the table below and
c.
The underlying mortgage loans (the “Underlying Mortgage Loans”) which are the assets of the Underlying Trust primarily consist of a pool of fixed-rate and adjustable-rate subprime mortgage loans secured by first- or second-lien mortgages or deeds of trust on residential real properties.

Underlying Trust	Deposited Underlying Certificate
GS Mortgage Securities Corp., GSAMP Trust 2007-HE1, Mortgage Pass-Through Certificates, Series 2007-HE1	Class A-1

Procedures we performed and our associated findings

1.	Using:
a.	Information and calculation methodologies relating to the Deposited Underlying Certificate contained in the Underlying Transaction Documents,
b.	Information on the Loan Level Data Files, if available, and
c.
The information listed on Exhibit 1 to Attachment A, as applicable, that is contained on the Underlying Trustee Reports, which the Depositor instructed us to use for the procedures described in this Item 1., we recalculated:
i.	The distributions of principal and interest for the Deposited Underlying Certificate and
ii.	Any applicable writedowns for the Deposited Underlying Certificate corresponding to each Underlying Distribution Date prior to June 2015.  We compared the results of these recalculations to the corresponding information on each Underlying Trustee Report.  The results of our comparisons are shown on Exhibit 2 to Attachment A.

For the purpose of the procedures described above, we performed no procedures relating to the principal and interest amounts that are received by the Underlying Trust, the realized loss calculations for the Underlying Mortgage Loans or the delinquency and cumulative loss amounts reported for the Underlying Mortgage Loans, all as shown on the Underlying Trustee Reports, for any Underlying Distribution Date or any of the information used from the Underlying Trustee Reports listed on Exhibit 1 to Attachment A.

Exhibit 1 to Attachment A
Information Used from the Underlying Trustee Reports

1.	Certificateholder Distribution Summary
a.	Beginning Certificate Balance
b.	Interest Distribution
c.	Principal Distribution
d.	Current Realized Loss
e.	Ending Certificate Balance
f.	Total Distribution
g.	Cumulative Realized Loss

2.	Certificateholder Account Statement
a.	Interest Rate SWAP Agreement – Goldman Sachs

3.	Collateral Statement
a.	Beginning Scheduled Balance
b.	Ending Scheduled Balance
c.	Scheduled Principal
d.	Unscheduled Principal
e.	Net Interest
f.	Realized Loss Amount

4.	Additional Reporting – Deal Level
a.	Non-Supportive Interest Shortfall
b.	Current LIBOR Used
c.	SWAP LIBOR
d.	Trigger Event – Trigger Result

5.	Additional Reporting – Group Level
a.	Group 1 – Other Income
b.	Group 1 – Cash Flow Shortfall
c.	Group 1 – Interest Loss
d.	Group 2 – Other Income
e.	Group 2 – Cash Flow Shortfall
f.	Group 2 – Interest Loss

Exhibit 2 to Attachment A
Comparison Procedure Results

Transaction: GSAMP 2007-HE1
Class: A-1
 CUSIP: 3622MDAA3

		Interest			Principal			Writedown Amount
Period	Payment Date	Underlying Trustee Report	Recalculated Value	Difference	Underlying Trustee Report	Recalculated Value	Difference	Underlying Trustee Report	Recalculated Value	Difference
1	Mar-07	965,976.22	965,976.22	-	394,961.43	394,961.43	-	-	-	-
2	Apr-07	933,018.63	933,018.63	-	3,860,009.64	3,860,009.64	-	-	-	-
3	May-07	915,455.58	915,455.58	-	2,406,281.18	2,406,281.18	-	-	-	-
4	Jun-07	934,657.24	934,657.24	-	4,961,899.33	4,961,899.33	-	-	-	-
5	Jul-07	881,930.36	881,930.36	-	2,966,277.42	2,966,277.42	-	-	-	-
6	Aug-07	955,277.18	955,277.18	-	2,925,253.34	2,925,253.34	-	-	-	-
7	Sep-07	854,627.94	854,627.94	-	3,508,811.45	3,508,811.45	-	-	-	-
8	Oct-07	810,149.42	810,149.42	-	3,006,993.24	3,010,429.46	(3,436.22)	-	-	-
9	Nov-07	808,342.54	808,342.54	-	2,493,272.36	2,501,969.32	(8,696.96)	-	-	-
10	Dec-07	734,778.85	733,940.87	837.98	3,014,371.53	3,043,702.19	(29,330.66)	-	-	-
11	Jan-08	733,715.77	733,715.77	-	3,449,955.45	3,465,693.45	(15,738.00)	-	-	-
12	Feb-08	522,206.43	522,206.43	-	3,081,718.05	3,081,718.05	-	-	-	-
13	Mar-08	446,639.05	446,639.06	(0.01)	2,045,440.51	2,045,440.51	-	-	-	-
14	Apr-08	394,311.85	395,392.52	(1,080.67)	4,147,376.97	4,145,943.81	1,433.16	-	-	-
15	May-08	439,920.29	439,920.30	(0.01)	3,783,769.81	3,783,769.81	-	-	-	-
16	Jun-08	324,981.58	324,981.58	-	3,147,069.33	3,147,617.40	(548.07)	-	-	-
17	Jul-08	341,274.41	341,274.41	-	2,445,957.18	2,445,957.18	-	-	-	-
18	Aug-08	344,386.83	344,386.83	-	1,958,728.11	1,958,728.11	-	-	-	-
19	Sep-08	341,113.53	341,113.52	0.01	3,336,143.84	3,336,143.85	(0.01)	-	-	-
20	Oct-08	441,348.86	441,348.86	-	1,768,861.52	1,768,861.52	-	-	-	-
21	Nov-08	401,441.94	401,441.94	-	2,525,723.29	2,525,723.29	-	-	-	-
22	Dec-08	190,319.17	190,319.17	-	4,081,113.26	4,081,113.25	0.01	-	-	-
23	Jan-09	73,503.33	73,503.33	-	2,849,641.84	2,849,641.84	-	-	-	-
24	Feb-09	60,319.00	60,319.00	-	1,690,805.96	1,690,805.95	0.01	-	-	-
25	Mar-09	64,473.59	64,473.59	-	1,473,115.77	1,473,115.76	0.01	-	-	-
26	Apr-09	80,973.15	78,557.03	2,416.12	2,978,728.02	2,983,583.01	(4,854.99)	-	-	-
27	May-09	60,602.45	60,376.57	225.88	1,411,837.95	1,412,175.06	(337.11)	-	-	-
28	Jun-09	48,125.76	48,125.76	-	3,544,125.47	3,544,125.45	0.02	-	-	-
29	Jul-09	50,898.96	50,898.96	-	2,456,103.66	2,456,103.66	-	-	-	-
30	Aug-09	41,710.52	39,349.04	2,361.48	3,008,074.19	3,012,719.93	(4,645.74)	-	-	-
31	Sep-09	41,512.23	41,294.64	217.59	1,360,756.72	1,361,074.78	(318.06)	-	-	-
32	Oct-09	39,044.96	36,765.10	2,279.86	2,030,139.10	2,034,960.87	(4,821.77)	-	-	-
33	Nov-09	36,429.90	36,429.90	-	1,289,360.87	1,289,360.87	-	-	-	-
34	Dec-09	39,327.01	39,327.00	0.01	1,419,452.39	1,419,452.40	(0.01)	-	-	-
35	Jan-10	32,432.79	32,432.78	0.01	2,605,880.05	2,605,880.06	(0.01)	-	-	-
36	Feb-10	34,980.22	34,980.22	-	652,242.64	652,242.64	-	-	-	-
37	Mar-10	31,246.09	31,246.09	-	1,109,619.47	1,109,619.47	-	-	-	-
38	Apr-10	37,129.05	37,129.05	-	1,523,569.70	1,523,569.70	-	-	-	-
39	May-10	34,528.83	34,528.83	-	2,078,561.10	2,078,561.10	-	-	-	-
40	Jun-10	43,586.55	43,586.55	-	2,909,964.94	2,909,964.93	0.01	-	-	-
41	Jul-10	43,526.54	43,526.54	-	1,248,041.85	1,245,153.54	2,888.31	-	-	-
42	Aug-10	40,040.62	40,040.62	-	2,335,624.52	2,335,624.51	0.01	-	-	-
43	Sep-10	37,072.73	37,072.73	-	734,878.58	734,878.58	-	-	-	-
44	Oct-10	30,644.85	30,644.85	-	1,969,475.45	1,969,475.45	-	-	-	-
45	Nov-10	34,328.99	34,328.99	-	852,422.15	852,422.15	-	-	-	-
46	Dec-10	32,731.58	32,731.58	-	82,839.60	82,839.60	-	-	-	-
47	Jan-11	31,152.70	31,152.70	-	1,592,785.62	1,592,785.61	0.01	-	-	-
48	Feb-11	29,866.53	29,866.53	-	616,304.18	616,304.18	-	-	-	-
49	Mar-11	29,453.93	29,453.93	-	636,158.78	636,158.78	-	-	-	-
50	Apr-11	31,421.71	31,421.71	-	541,105.11	541,105.11	-	-	-	-
51	May-11	27,368.34	27,368.34	-	1,255,074.57	1,255,074.57	-	-	-	-
52	Jun-11	28,132.83	28,132.83	-	927,645.89	927,645.89	-	-	-	-
53	Jul-11	23,049.18	23,049.18	-	887,359.38	887,359.38	-	-	-	-
54	Aug-11	25,382.25	25,382.25	-	265,349.05	265,349.05	-	-	-	-
55	Sep-11	28,609.71	28,609.71	-	1,044,350.04	1,044,350.04	-	-	-	-
56	Oct-11	26,782.25	26,782.25	-	1,254,744.05	1,254,744.05	-	-	-	-
57	Nov-11	28,990.19	28,990.19	-	239,166.37	239,166.37	-	-	-	-
58	Dec-11	30,813.22	30,813.22	-	427,751.11	427,751.11	-	-	-	-
59	Jan-12	30,332.58	30,332.58	-	424,684.31	424,684.32	(0.01)	-	-	-
60	Feb-12	32,977.17	32,977.17	-	-	-	-	-	-	-
61	Mar-12	25,809.66	25,809.66	-	39,402.12	39,402.12	-	-	-	-
62	Apr-12	27,478.64	27,478.64	-	451,914.79	451,914.79	-	-	-	-
63	May-12	27,120.06	27,120.06	-	107,716.54	101,374.15	6,342.39	-	-	-
64	Jun-12	27,988.93	27,988.93	-	650,098.14	650,098.13	0.01	-	-	-
65	Jul-12	27,342.20	27,342.20	-	166,819.15	166,819.15	-	-	-	-
66	Aug-12	30,091.53	30,091.53	-	901,472.58	901,472.58	-	-	-	-
67	Sep-12	25,438.73	25,438.73	-	424,070.34	424,070.34	-	-	-	-
68	Oct-12	24,858.38	24,858.38	-	1,234,325.74	1,233,030.71	1,295.03	-	-	-
69	Nov-12	25,699.44	25,699.44	-	486,404.77	486,319.78	84.99	-	-	-
70	Dec-12	23,732.53	23,732.53	-	30,280.66	189,289.05	(159,008.39)	-	-	-
71	Jan-13	23,873.95	23,873.95	-	824,154.09	824,154.08	0.01	-	-	-
72	Feb-13	24,002.56	24,002.56	-	365,830.16	365,830.16	-	-	-	-
73	Mar-13	21,456.35	21,456.35	-	557,033.98	557,033.99	(0.01)	-	-	-
74	Apr-13	23,763.94	23,763.94	-	734,246.00	734,233.83	12.17	-	-	-
75	May-13	24,774.14	24,774.14	-	-	-	-	-	-	-
76	Jun-13	20,592.91	20,592.91	-	623,267.62	623,267.62	-	-	-	-
77	Jul-13	21,872.34	21,872.34	-	376,266.39	376,266.39	-	-	-	-
78	Aug-13	23,012.03	23,012.03	-	921,517.47	921,517.48	(0.01)	-	-	-
79	Sep-13	20,934.67	20,934.67	-	789,744.41	789,744.41	-	-	-	-
80	Oct-13	20,388.25	20,388.25	-	1,010,753.43	1,010,753.42	0.01	-	-	-
81	Nov-13	20,226.33	20,226.33	-	844,545.73	844,545.73	-	-	-	-
82	Dec-13	19,729.93	19,729.93	-	599,789.99	601,356.81	(1,566.82)	-	-	-
83	Jan-14	20,110.81	20,110.81	-	437,766.55	437,766.55	-	-	-	-
84	Feb-14	17,725.43	17,725.43	-	354,343.10	354,343.10	-	-	-	-
85	Mar-14	16,889.19	16,889.19	-	569,426.34	569,426.34	-	-	-	-
86	Apr-14	18,475.37	18,475.37	-	357,725.28	357,725.28	-	-	-	-
87	May-14	18,852.01	18,852.01	-	259,460.95	259,460.95	-	-	-	-
88	Jun-14	16,889.59	16,889.59	-	1,151,068.42	1,151,068.41	0.01	-	-	-
89	Jul-14	17,312.39	17,312.39	-	623,662.50	623,662.50	-	-	-	-
90	Aug-14	17,914.84	17,914.84	-	58,128.84	58,885.21	(756.37)	-	-	-
91	Sep-14	17,900.08	17,900.08	-	1,324,520.93	1,324,520.94	(0.01)	-	-	-
92	Oct-14	18,099.45	18,099.45	-	641,652.52	641,652.52	-	-	-	-
93	Nov-14	16,112.45	16,112.45	-	289,115.44	289,115.44	-	-	-	-
94	Dec-14	17,341.85	17,341.85	-	153,049.60	153,079.87	(30.27)	-	-	-
95	Jan-15	18,138.05	18,138.05	-	421,616.33	421,616.33	-	-	-	-
96	Feb-15	17,373.76	17,373.76	-	520,239.53	520,239.53	-	-	-	-
97	Mar-15	16,234.33	16,234.33	-	661,082.84	661,158.63	(75.79)	-	-	-
98	Apr-15	19,112.38	19,112.38	-	336,832.22	336,804.71	27.51	-	-	-
99	May-15	17,110.05	16,484.24	625.81	641,255.33	642,137.70	(882.37)	-	-	-

	Total	16,021,155.49	16,013,271.47	7,884.02	139,978,329.51	140,201,293.49	(222,963.98)	-	-	-